RESTRUCTURING - Schedule of Restructuring and Related Costs (Details) - Employee Severance $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Restructuring Reserve [Roll Forward]
Beginning accrued severance	$ 203
Severance incurred during the period	1,706
Severance paid and adjustments made during the period	(1,386)
Ending accrued severance	$ 523
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Income (Loss)